PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2023	2024
	US$	US$
Value-added tax receivable	3,748	7,731
Other receivables	8,883	5,786
Prepaid expenses	4,025	3,663
Rental deposits	230	233
Advances to suppliers	5	2
Total	16,891	17,415